Statements of Operations - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Income Statement [Abstract]
Formation and operating costs	$ 279,246	$ 4,463,907
Loss from operations	(279,246)	(4,463,907)
Change in fair value of derivative warrant liabilities	(1,978,800)	11,625,960
Gain on marketable securities, dividends and interest, held in Trust Account	20,844	2,395,202
Transaction costs allocation to derivative warrant liabilities	(396,497)
Gain on settlement of underwriting fees		202,458
Net (loss) income	$ (2,633,699)	$ 9,759,713